Note 34 - Nationalization of Venezuelan Subsidiaries (Details Textual) - VENEZUELA - USD ($) $ in Millions			4 Months Ended	6 Months Ended	17 Months Ended	61 Months Ended	71 Months Ended
	Dec. 12, 2016	Jan. 29, 2016	Dec. 31, 2021	Jul. 29, 2016	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Nov. 05, 2021	Aug. 24, 2021	Jul. 17, 2020
Venezuelan Companies
Disclosure of subsidiaries [line items]
Interest receivable			$ 48.7		$ 48.7	$ 48.7	$ 48.7
Matesi Materiales Siderúrgicos S.A [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | ICSID in Washington D.C. [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award not including pre-award interest		$ 87.3
Nationalization of subsidiaries, pre-award interest		85.5
Nationalization of subsidiaries, compensation award including pre-award interest and legal fees		173.1
Nationalization of subsidiaries, reimbursement of legal fees and administrative costs		$ 0.3
Nationalization of subsidiaries, grace period granted from date of award to make payment				6 months
Nationalization of subsidiaries, post-award interest rate		9.00%
Nationalization of subsidiaries, period of post-award interest from date of award to payment in default		6 months
Nationalization of subsidiaries, compensation award post-award interest							117.4
Nationalization of subsidiaries, compensation award including including principal and post-award interest			290.5		290.5	290.5	290.5
Matesi Materiales Siderúrgicos S.A [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | Federal court in District of Columbia [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award including including principal and post-award interest										$ 256.4
Nationalization of subsidiaries, compensation award post-judgment interest					0.2
Nationalization of subsidiaries, compensation award including principal, post-award interest and post-judgment interest			256.6		256.6	256.6	256.6
Tavsa and Comsigua [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | ICSID in Washington D.C. [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award not including pre-award interest	$ 137.0
Nationalization of subsidiaries, pre-award interest	76.0
Nationalization of subsidiaries, reimbursement of legal fees and administrative costs	$ 3.3
Nationalization of subsidiaries, compensation award post-award interest						68.5
Nationalization of subsidiaries, compensation award including including principal and post-award interest			284.8		284.8	284.8	284.8
Nationalization of subsidiaries, interest rate basis spread	LIBOR
Nationalization of subsidiaries, basis spread on variable rate	4.00%
Tavsa and Comsigua [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | Federal court in District of Columbia [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award including including principal and post-award interest									$ 276.9
Nationalization of subsidiaries, compensation award post-judgment interest			0.1
Nationalization of subsidiaries, compensation award including principal, post-award interest and post-judgment interest			$ 280.7		$ 280.7	$ 280.7	$ 280.7	$ 280.6